Note 8 - Other Long-Term Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes Tables
Other Liabilities [Table Text Block]
	June 30, 2017	December 31, 2016
Deferred rent	$547,596	$641,799
Deferred taxes	420,438	420,438
Total	$968,034	$1,062,237

Other long-term liabilities consist of the following:	As of December 31,
	2016	2015
Deferred rent	$641,799	$1,227,414
Deferred taxes	420,438	363,774
Total	$1,062,237	$1,591,188